Related party disclosures - Directors’ Interests In An Employee Share Incentive Plan (Details)							6 Months Ended			12 Months Ended
	Jul. 02, 2018 USD ($)	Jun. 29, 2018 shares	Jul. 03, 2017 USD ($)	Jun. 30, 2017 shares	Jun. 29, 2016 USD ($)	Jun. 28, 2016 shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Share-based payment expense | $										$ 1,397,000	$ 1,043,000	$ 490,000
Warrants | Board of Directors
Disclosure of transactions between related parties [line items]
Exercise price (usd per share) | $	$ 2.04		$ 3.31		$ 1.86
Subscription price (eur per share) | €													€ 0.01
Share-based payment expense | $							$ 65,000	$ 89,000	$ 35,000
Warrants | Mr. de Pesquidoux
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)						20,000	30,000
Warrants | Mr. Pitteloud
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)		30,000		30,000		20,000
Warrants | Mr. Sharma
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)		30,000		30,000		20,000
Warrants | Mr. Slonimsky
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)		30,000		30,000		20,000
Warrants | Mr. Maitre
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)		30,000		30,000		20,000
Warrants | Mr. Nottenburg
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)		30,000		30,000		40,000